PREPAYMENTS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2015
PREPAYMENTS AND OTHER ASSETS
PREPAYMENTS AND OTHER ASSETS

6. PREPAYMENTS AND OTHER ASSETS

Prepayments and other current assets

	As of December 31,
	2014	2015
	RMB	RMB	US$
VAT prepayments (i)	—	122,645	18,933
Other receivables from advertisers and payment service providers	64,905	101,829	15,720
Receivables from employees (ii)	27,899	28,928	4,466
Advances to suppliers (iii)	16,246	25,879	3,995
Prepaid expenses	11,692	24,133	3,725
Advances to employees	14,254	12,246	1,890
Prepaid deposits (iii)	21,179	10,915	1,685
Prepaid employees compensation	6,716	5,292	817
Deferred cost	4,061	4,894	756
Entrusted loan to a third party(iv)	—	3,000	463
Loans to investors of an equity investee (v)	2,765	2,765	427
Entrusted loan to an investor of an equity investee (vi)	4,000	—	—
Others	6,312	16,105	2,486

Total	180,029	358,631	55,363

(i)	VAT prepayments as of December 31, 2015 represent VAT receivables from relevant PRC tax authorities arising from services which will be used to deduct future tax payable.

(ii)

The amount represents receivable from certain employees related to the individual income tax (“IIT”) arising from the vested restricted shares and restricted shares with option feature of the Company as of the end of the years presented.

(iii)

As of December 31, 2014, provision for doubtful debts of RMB5,000 and RMB5,444 were made against the entrusted loan to a third party and advance to suppliers, respectively. As of December 31, 2015, provision of RMB6,481(US1,000) , RMB1,730(US267) and RMB1,759 (US$272)  were made against  advance to suppliers, other receivables from advertisers and prepaid deposits , respectively. The following table presents movement of the allowance for doubtful debts:

	2014	2015
	RMB	RMB	US$
Balance at January 1,	11,160	10,444	1,612
Additions charged to general and administrative expenses	1,284	4,516	697
Reversal	(2,000)	(5,000)	(772)
Foreign exchange effect	—	10	2

Balance at December 31,	10,444	9,970	1,539

(iv)	The loan bears an interest rate of 5% and the repayment is due in June 2016.

(v)

Loans to investors of an equity investee amounting to RMB5,530 (US$854) bear interest at rate reference to the market rate with 10% discount. The loans are repayable in four years. As of December 31, 2015, RMB2,765 (US$427) of the loans were included in “Other non-current assets” in the consolidated balance sheets.

(vi)	Entrusted loan to an investor of an equity investee amounting to RMB4,000 (US$617) bears interest rate reference to the market rate with 10% discount and has been repaid in June 2015.

Other non-current assets

	As of December 31,
	2014	2015
	RMB	RMB	US$
Loans to investors of an equity investee	2,765	2,765	427
Staff loan receivables	3,052	1,074	166
Compensation to key employees and other expenses (i)	9,049	4,417	682
Rental deposits	9,855	17,166	2,649
Investment prepayments (ii)	30,476	—	—

	55,197	25,422	3,924

(i)	The balance mainly represented non-current portion of compensation to key employees of Suzhou JDD of RMB1,385 (US$214) and Youloft HK of RMB2,763 (US$427), respectively.
(ii)	Balance represents prepayment for certain investments and intangible assets which had not been completed as of December 31, 2014.